UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2012 Semiannual Report to Shareholders

DWS Dreman Small Cap Value Fund

Contents
4 Performance Summary
8 Portfolio Management Team
8 Portfolio Summary
10 Investment Portfolio
16 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Changes in Net Assets
20 Financial Highlights
25 Notes to Financial Statements
33 Information About Your Fund's Expenses
35 Summary of Management Fee Evaluation by Independent Fee Consultant
39 Account Management Resources
41 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that focuses in a particular segment of the market will generally be more volatile than a fund that invests more broadly. The fund may lend securities to approved institutions. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2012 (Unaudited)
Average Annual Total Returns as of 5/31/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	3.17%	-11.98%	11.52%	-1.37%	7.23%
Class B	2.74%	-12.68%	10.60%	-2.20%	6.32%
Class C	2.82%	-12.57%	10.74%	-2.08%	6.44%
Russell 2000® Value Index+	4.87%	-8.28%	15.48%	-2.44%	5.76%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-2.76%	-17.04%	9.34%	-2.53%	6.59%
Class B (max 4.00% CDSC)	-1.26%	-15.27%	10.06%	-2.37%	6.32%
Class C (max 1.00% CDSC)	1.82%	-12.57%	10.74%	-2.08%	6.44%
Russell 2000® Value Index+	4.87%	-8.28%	15.48%	-2.44%	5.76%
No Sales Charge						Life of Class S*	Life of Institutional Class**
Class S	3.30%	-11.84%	11.73%	-1.19%	N/A	4.88%	N/A
Institutional Class	3.39%	-11.61%	11.99%	-0.96%	N/A	N/A	9.59%
Russell 2000® Value Index+	4.87%	-8.28%	15.48%	-2.44%	5.76%	3.00%	7.97%

‡ Total returns shown for periods less than one year are not annualized.

* Class S shares commenced operations on February 28, 2005. The performance shown for the index is for the time period of February 28, 2005 through May 31, 2012, which is based on the performance period of the life of Class S.

** Institutional Class shares commenced operations on August 19, 2002. The performance shown for the index is for the time period of August 31, 2002 through May 31, 2012, which is based on the performance period of the life of Institutional Class.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-3.92%	23.40%	1.89%	8.04%
Class B	-4.68%	22.38%	1.05%	7.12%
Class C	-4.58%	22.51%	1.15%	7.24%
Russell 2000® Value Index+	-1.07%	25.36%	0.01%	6.59%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-9.44%	20.99%	0.69%	7.40%
Class B (max 4.00% CDSC)	-7.51%	21.93%	0.87%	7.12%
Class C (max 1.00% CDSC)	-4.58%	22.51%	1.15%	7.24%
Russell 2000® Value Index+	-1.07%	25.36%	0.01%	6.59%
No Sales Charge					Life of Class S*	Life of Institutional Class**
Class S	-3.83%	23.61%	2.06%	N/A	6.36%	N/A
Institutional Class	-3.51%	23.92%	2.32%	N/A	N/A	10.82%
Russell 2000® Value Index+	-1.07%	25.36%	0.01%	6.59%	4.20%	8.99%

* Class S shares commenced operations on February 28, 2005. The performance shown for the index is for the time period of February 28, 2005 through March 31, 2012, which is based on the performance period of the life of Class S.

** Institutional Class shares commenced operations on August 19, 2002. The performance shown for the index is for the time period of August 31, 2002 through March 31, 2012, which is based on the performance period of the life of Institutional Class.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2012 are 1.30%, 2.10%, 2.01%, 1.13% and 0.89% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 2000 Value Index is an unmanaged index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 5/31/12	$33.32	$29.93	$30.52	$33.59	$33.72
11/30/11	$32.95	$29.50	$30.09	$33.25	$33.42
Distribution Information: Six Months as of 5/31/12: Income Dividends	$.33	$.05	$.09	$.40	$.47
Capital Gain Distributions	$.30	$.30	$.30	$.30	$.30

Morningstar Rankings — Small Value Funds Category as of 5/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	304	of	354	85
3-Year	267	of	283	94
5-Year	146	of	247	59
10-Year	52	of	148	35
Class B 1-Year	327	of	354	92
3-Year	279	of	283	98
5-Year	174	of	247	70
10-Year	93	of	148	62
Class C 1-Year	326	of	354	92
3-Year	276	of	283	97
5-Year	172	of	247	69
10-Year	90	of	148	60
Class S 1-Year	297	of	354	84
3-Year	263	of	283	92
5-Year	134	of	247	54
Institutional Class 1-Year	286	of	354	80
3-Year	260	of	283	91
5-Year	118	of	247	48

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Management Team

Mark Roach, Managing Director of Dreman Value Management, L.L.C.

Lead Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Dreman Value Management, L.L.C. in 2006.

• Prior to that, Portfolio Manager at Vaughan Nelson Investment Management since 2002.

• Over 19 years of investment industry experience.

• BS, Baldwin Wallace College; MBA, University of Chicago.

David N. Dreman, Chairman of Dreman Value Management, L.L.C.

Portfolio Manager of the fund. Joined the fund in 2002.

• Began investment career in 1957.

• Founder, Dreman Value Management, L.L.C.

E. Clifton Hoover, Jr., Chief Investment Officer and Managing Director of Dreman Value Management, L.L.C.

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Dreman Value Management, L.L.C. in 2006.

• Prior to joining Dreman Value Management, L.L.C., Managing Director and a Portfolio Manager at NFJ Investment Group since 1997.

• Over 26 years of investment industry experience.

• MS, Texas Tech University.

Mario Tufano

Associate Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Dreman Value Management, L.L.C. in 2007.

• Prior to that, Associate Director and Equity Analyst at UBS Investment Bank.

• Over 9 years of investment industry experience.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at May 31, 2012 (12.7% of Net Assets)
1. Washington Federal, Inc. A bank holding company	1.4%
2. Associated Banc-Corp. Diversified multi-bank holding company	1.3%
3. Carlisle Companies, Inc. Manufactures and distributes construction materials and transportation products	1.3%
4. Fulton Financial Corp. Offers a full range of general and commercial banking services	1.3%
5. Cooper Tire & Rubber Co. Manufacturer of automobile and truck tires	1.3%
6. Esterline Technologies Corp. Manufacturer of aerospace and defense equipment	1.3%
7. NCR Corp. Manufacturer of financial transaction machines and other products	1.2%
8. Briggs & Stratton Corp. Designs, manufactures, markets and services air-cooled gasoline engines for outdoor power equipment	1.2%
9. EMCOR Group, Inc. Provider of mechanical and electrical construction services	1.2%
10. Arris Group, Inc. Global communications technology company	1.2%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 39 for contact information.

Investment Portfolio as of May 31, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 12.2%
Auto Components 2.2%
American Axle & Manufacturing Holdings, Inc.* (a)	1,974,885	18,287,435
Cooper Tire & Rubber Co. (a)	1,646,395	25,486,195
		43,773,630
Diversified Consumer Services 0.6%
Hillenbrand, Inc.	323,019	6,063,067
Matthews International Corp. "A" (a)	182,340	5,492,081
		11,555,148
Hotels, Restaurants & Leisure 2.0%
Brinker International, Inc. (a)	633,065	20,454,330
International Speedway Corp. "A" (a)	824,575	19,822,783
		40,277,113
Household Durables 2.1%
Helen of Troy Ltd.* (a)	641,570	20,196,624
Jarden Corp. (a)	551,279	22,409,491
		42,606,115
Media 1.6%
John Wiley & Sons, Inc. "A"	253,941	11,554,315
Meredith Corp. (a)	700,120	20,716,551
		32,270,866
Specialty Retail 0.5%
Ascena Retail Group, Inc.* (a)	553,618	10,479,989
Textiles, Apparel & Luxury Goods 3.2%
Hanesbrands, Inc.* (a)	775,790	21,613,509
The Jones Group, Inc. (a)	1,934,103	18,644,753
Wolverine World Wide, Inc. (a)	526,080	22,363,661
		62,621,923
Consumer Staples 1.0%
Food Products
Corn Products International, Inc.	395,614	20,211,919
Energy 4.5%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc.* (a)	493,153	18,843,376
Superior Energy Services, Inc.*	750,465	16,240,063
		35,083,439
Oil, Gas & Consumable Fuels 2.7%
Energen Corp.	428,760	18,929,754
Tesoro Corp.* (a)	949,167	20,995,574
W&T Offshore, Inc. (a)	919,047	14,125,752
		54,051,080
Financials 31.6%
Capital Markets 2.0%
Federated Investors, Inc. "B" (a)	827,483	16,624,133
Waddell & Reed Financial, Inc. "A" (a)	808,888	23,223,175
		39,847,308
Commercial Banks 13.2%
Associated Banc-Corp. (a)	2,098,285	26,564,288
BancorpSouth, Inc. (a)	1,337,067	18,037,034
Bank of Hawaii Corp. (a)	483,885	22,423,231
Chemical Financial Corp. (a)	263,618	5,359,354
City National Corp. (a)	183,750	9,128,700
East West Bancorp., Inc.	778,110	17,421,883
First Midwest Bancorp., Inc. (a)	607,440	6,129,070
FirstMerit Corp. (a)	1,395,735	22,192,186
Fulton Financial Corp.	2,533,225	25,661,569
Glacier Bancorp., Inc. (a)	339,857	4,876,948
Hancock Holding Co. (a)	714,700	21,791,203
Independent Bank Corp. (a)	156,250	4,223,437
International Bancshares Corp. (a)	284,637	5,257,245
Lakeland Financial Corp. (a)	170,210	4,372,695
NBT Bancorp., Inc. (a)	238,496	4,738,915
Prosperity Bancshares, Inc. (a)	356,396	15,225,237
S&T Bancorp., Inc. (a)	91,033	1,563,037
TCF Financial Corp. (a)	1,152,422	13,587,055
Umpqua Holdings Corp. (a)	263,120	3,375,830
Webster Financial Corp. (a)	523,304	10,607,372
WesBanco, Inc. (a)	151,305	3,076,031
Wintrust Financial Corp. (a)	533,886	18,157,463
		263,769,783
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc. "A" (a)	671,741	9,579,027
Insurance 7.2%
Allied World Assurance Co. Holdings AG (a)	304,776	23,437,274
Aspen Insurance Holdings Ltd. (a)	819,110	23,148,049
Endurance Specialty Holdings Ltd. (a)	418,508	16,346,922
Hanover Insurance Group, Inc.	564,250	22,011,392
Montpelier Re Holdings Ltd. (a)	615,400	12,849,552
Platinum Underwriters Holdings Ltd. (a)	443,149	16,086,309
Protective Life Corp. (a)	828,383	21,836,176
Symetra Financial Corp.	699,845	7,908,249
		143,623,923
Real Estate Investment Trusts 7.3%
Brandywine Realty Trust (REIT) (a)	1,974,580	22,174,533
CBL & Associates Properties, Inc. (REIT) (a)	1,246,365	21,761,533
CommonWealth REIT (REIT) (a)	1,109,719	19,586,540
Duke Realty Corp. (REIT) (a)	1,196,259	16,556,225
Hospitality Properties Trust (REIT) (a)	923,201	21,704,456
OMEGA Healthcare Investors, Inc. (REIT) (a)	1,083,955	22,882,290
Pennsylvania Real Estate Investment Trust (REIT) (a)	1,727,805	21,908,567
		146,574,144
Thrifts & Mortgage Finance 1.4%
Washington Federal, Inc. (a)	1,635,360	26,836,258
Health Care 5.2%
Health Care Equipment & Supplies 1.1%
Teleflex, Inc. (a)	357,735	21,249,459
Health Care Providers & Services 2.0%
LifePoint Hospitals, Inc.* (a)	551,585	20,309,360
Owens & Minor, Inc. (a)	722,319	20,564,422
		40,873,782
Life Sciences Tools & Services 2.1%
Charles River Laboratories International, Inc.*	658,480	21,980,062
PerkinElmer, Inc. (a)	761,895	20,266,407
		42,246,469
Industrials 18.2%
Aerospace & Defense 3.4%
Alliant Techsystems, Inc.	423,066	20,709,081
Curtiss-Wright Corp. (a)	679,496	20,649,883
Esterline Technologies Corp.* (a)	392,052	25,322,639
		66,681,603
Commercial Services & Supplies 2.2%
McGrath RentCorp.	14,140	357,035
The Brink's Co. (a)	864,020	19,673,736
The Geo Group, Inc.* (a)	1,092,057	23,763,160
		43,793,931
Construction & Engineering 2.0%
EMCOR Group, Inc. (a)	875,905	23,956,002
Tutor Perini Corp.*	1,487,629	16,720,950
		40,676,952
Electrical Equipment 2.1%
EnerSys* (a)	680,614	22,446,650
General Cable Corp.* (a)	709,983	20,206,116
		42,652,766
Industrial Conglomerates 1.3%
Carlisle Companies, Inc.	504,454	26,221,519
Machinery 4.5%
Barnes Group, Inc. (a)	855,620	19,910,277
Briggs & Stratton Corp. (a)	1,464,511	24,750,236
ITT Corp. (a)	1,055,985	21,679,372
NACCO Industries, Inc. "A" (a)	12,798	1,342,894
SPX Corp. (a)	295,135	21,199,547
		88,882,326
Marine 0.8%
Diana Shipping, Inc.*	2,039,552	15,704,550
Road & Rail 1.0%
Ryder System, Inc.	455,165	19,667,680
Trading Companies & Distributors 0.9%
Aircastle Ltd. (a)	1,634,575	18,160,128
Information Technology 14.1%
Communications Equipment 3.0%
Arris Group, Inc.* (a)	1,941,446	23,938,029
Brocade Communications Systems, Inc.*	4,050,529	18,834,960
Plantronics, Inc. (a)	575,230	17,308,671
		60,081,660
Computers & Peripherals 3.6%
Lexmark International, Inc. "A" (a)	619,380	15,490,694
NCR Corp.*	1,155,749	24,756,143
QLogic Corp.* (a)	1,402,470	19,087,617
Synaptics, Inc.* (a)	469,378	12,588,718
		71,923,172
Electronic Equipment, Instruments & Components 1.1%
Ingram Micro, Inc. "A"*	1,214,449	21,653,626
IT Services 1.8%
CACI International, Inc. "A"* (a)	366,680	15,693,904
DST Systems, Inc.	421,580	21,542,738
		37,236,642
Semiconductors & Semiconductor Equipment 3.1%
Amkor Technology, Inc.* (a)	3,612,458	17,086,926
Microsemi Corp.* (a)	1,184,750	20,922,685
PMC-Sierra, Inc.* (a)	3,633,140	23,179,433
		61,189,044
Software 1.5%
JDA Software Group, Inc.* (a)	698,609	19,337,497
Websense, Inc.* (a)	576,570	10,712,671
		30,050,168
Materials 7.3%
Chemicals 3.0%
A. Schulman, Inc.	196,600	4,201,342
Cabot Corp.	471,409	17,819,260
Huntsman Corp.	1,078,985	13,811,008
Koppers Holdings, Inc.	144,062	5,058,017
Olin Corp. (a)	1,015,620	19,469,436
		60,359,063
Metals & Mining 4.3%
AMCOL International Corp. (a)	267,280	7,505,222
AuRico Gold, Inc.* (a)	2,498,827	18,541,296
Coeur d'Alene Mines Corp.* (a)	995,573	16,825,184
Pan American Silver Corp.	380,065	6,301,475
Steel Dynamics, Inc.	686,751	7,238,355
Thompson Creek Metals Co., Inc.* (a)	2,898,641	9,942,339
Worthington Industries, Inc. (a)	1,144,195	18,593,169
		84,947,040
Utilities 4.5%
Electric Utilities 3.2%
IDACORP, Inc. (a)	504,936	19,838,936
NV Energy, Inc.	1,324,203	22,908,712
Portland General Electric Co. (a)	818,029	20,573,429
		63,321,077
Multi-Utilities 1.3%
TECO Energy, Inc. (a)	1,067,020	18,566,148
Vectren Corp. (a)	282,270	8,276,156
		26,842,304
Total Common Stocks (Cost $1,777,007,416)		1,967,576,626

Exchange-Traded Fund 0.5%
iShares Russell 2000 Index Fund (a) (Cost $11,286,596)	136,432	10,382,475

Securities Lending Collateral 44.8%
Daily Assets Fund Institutional, 0.24% (b) (c) (Cost $895,077,004)	895,077,004	895,077,004

Cash Equivalents 1.2%
Central Cash Management Fund, 0.14% (b) (Cost $23,324,668)	23,324,668	23,324,668

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,706,695,684)+	145.1	2,896,360,773
Other Assets and Liabilities, Net (a)	(45.1)	(900,418,330)
Net Assets	100.0	1,995,942,443

* Non-income producing security.

+ The cost for federal income tax purposes was $2,713,058,420. At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $183,302,353. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $343,855,402 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $160,553,049.

(a) All or a portion of these securities were on loan amounting to $869,559,287. In addition, included in other assets and liabilities, net is a pending sale, amounting to $3,432,936, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2012 amounted to $872,992,223, which is 43.7% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$1,967,576,626	$—	$—	$1,967,576,626
Exchange-Traded Funds	10,382,475	—	—	10,382,475
Short-Term Investments (d)	918,401,672	—	—	918,401,672
Total	$2,896,360,773	$—	$—	$2,896,360,773

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,788,294,012) — including $869,559,287 of securities loaned	$1,977,959,101
Investment in Daily Assets Fund Institutional (cost $895,077,004)*	895,077,004
Investment in Central Cash Management Fund (cost $23,324,668)	23,324,668
Total investments in securities, at value (cost $2,706,695,684)	2,896,360,773
Cash	2,326,854
Receivable for investments sold	12,844,618
Receivable for Fund shares sold	4,791,597
Dividends receivable	3,733,014
Interest receivable	262,415
Other assets	61,108
Total assets	2,920,380,379
Liabilities
Payable upon return of securities loaned	895,077,004
Payable for investments purchased	17,322,260
Payable for Fund shares redeemed	8,732,614
Accrued management fee	1,233,386
Accrued Directors' fees	10,745
Other accrued expenses and payables	2,061,927
Total liabilities	924,437,936
Net assets, at value	$1,995,942,443
Net Assets Consist of
Undistributed net investment income	4,253,586
Net unrealized appreciation (depreciation) on investments	189,665,089
Accumulated net realized gain (loss)	27,501,591
Paid-in capital	1,774,522,177
Net assets, at value	$1,995,942,443

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($1,036,150,886 ÷ 31,101,605 shares of capital stock outstanding, $.01 par value, 420,000,000 shares authorized)	$33.32
Maximum offering price per share (100 ÷ 94.25 of $33.32)	$35.35
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($7,528,426 ÷ 251,499 shares of capital stock outstanding, $.01 par value, 320,000,000 shares authorized)	$29.93
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($118,165,147 ÷ 3,872,153 shares of capital stock outstanding, $.01 par value, 80,000,000 shares authorized)	$30.52
Class S Net Asset Value, offering and redemption price(a) per share ($292,995,435 ÷ 8,722,666 shares of capital stock outstanding, $.01 par value, 150,000,000 shares authorized)	$33.59
Institutional Class Net Asset Value, offering and redemption price(a) per share ($541,102,549 ÷ 16,044,826 shares of capital stock outstanding, $.01 par value, 180,000,000 shares authorized)	$33.72

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2012 (Unaudited)
Investment Income
Income: Dividends — (net of foreign taxes withheld of $2,138)	$19,260,656
Income distributions — Central Cash Management Fund	7,674
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,364,048
Total income	20,632,378
Expenses: Management fee	7,877,861
Services to shareholders	1,962,919
Distribution and service fees	2,104,205
Custodian fee	18,605
Professional fees	55,632
Reports to shareholders	208,742
Registration fees	70,638
Directors' fees and expenses	42,273
Other	73,383
Total expenses	12,414,258
Net investment income (loss)	8,218,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	44,078,509
Change in net unrealized appreciation (depreciation) on investments	30,468,860
Net gain (loss)	74,547,369
Net increase (decrease) in net assets resulting from operations	$82,765,489

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Operations: Net investment income (loss)	$8,218,120	$20,338,963
Net realized gain (loss)	44,078,509	148,774,360
Change in net unrealized appreciation (depreciation)	30,468,860	(292,458,448)
Net increase (decrease) in net assets resulting from operations	82,765,489	(123,345,125)
Distributions to shareholders from: Net investment income: Class A	(11,319,513)	(8,299,067)
Class B	(20,147)	—
Class C	(389,879)	—
Class S	(4,274,877)	(5,370,489)
Institutional Class	(7,980,022)	(8,835,378)
Net realized gains: Class A	(10,071,833)	—
Class B	(114,521)	—
Class C	(1,268,070)	—
Class S	(3,161,872)	—
Institutional Class	(5,058,795)	—
Total distributions	(43,659,529)	(22,504,934)
Fund share transactions: Proceeds from shares sold	154,859,001	685,750,693
Reinvestment of distributions	39,135,549	19,390,588
Payments for shares redeemed	(451,079,078)	(982,005,683)
Redemption fees	7,876	21,919
Net increase (decrease) in net assets from Fund share transactions	(257,076,652)	(276,842,483)
Increase (decrease) in net assets	(217,970,692)	(422,692,542)
Net assets at beginning of period	2,213,913,135	2,636,605,677
Net assets at end of period (including undistributed net investment income of $4,253,586 and $20,019,904, respectively)	$1,995,942,443	$2,213,913,135

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
Class A	Six Months Ended 5/31/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$32.95		$34.85	$29.47		$22.95	$39.01		$40.05
Income (loss) from investment operations: Net investment income (loss)a	.11		.25	.30		.20	.19		.16
Net realized and unrealized gain (loss)	.89		(1.94)	5.16		6.51	(11.92)		.91
Total from investment operations	1.00		(1.69)	5.46		6.71	(11.73)		1.07
Less distributions from: Net investment income	(.33)		(.21)	(.09)		(.19)	(.36)		—
Net realized gains	(.30)		—	—		—	(3.97)		(2.11)
Total distributions	(.63)		(.21)	(.09)		(.19)	(4.33)		(2.11)
Increase from regulatory settlements	—		—	.01	d	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$33.32		$32.95	$34.85		$29.47	$22.95		$39.01
Total Return (%)b	3.17	**	(4.91)	18.59	d	29.47	(33.57	)c	2.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,036		1,134	1,365		1,154	829		1,405
Ratio of expenses before expense reductions (%)	1.21	*	1.21	1.24		1.25	1.31		1.20
Ratio of expenses after expense reductions (%)	1.21	*	1.21	1.24		1.25	1.30		1.20
Ratio of net investment income (loss) (%)	.66	*	.68	.93		.80	.61		.42
Portfolio turnover rate (%)	15	**	47	33		59	62		60
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor which amounted to $0.004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.003 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.02% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended November 30,
Class B	Six Months Ended 5/31/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$29.50		$31.27	$26.59		$20.72	$35.59		$37.03
Income (loss) from investment operations: Net investment income (loss)a	(.04)		(.04)	.10		(.02)	(.03)		(.10)
Net realized and unrealized gain (loss)	.82		(1.73)	4.57		5.89	(10.83)		.77
Total from investment operations	.78		(1.77)	4.67		5.87	(10.86)		.67
Less distributions from: Net investment income	(.05)		—	—		—	(.04)		—
Net realized gains	(.30)		—	—		—	(3.97)		(2.11)
Total distributions	(.35)		—	—		—	(4.01)		(2.11)
Increase from regulatory settlements	—		—	.01	d	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$29.93		$29.50	$31.27		$26.59	$20.72		$35.59
Total Return (%)b	2.74	**	(5.66)	17.60	d	28.33	(34.10	)c	1.92
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		12	22		28	33		92
Ratio of expenses before expense reductions (%)	2.08	*	2.01	2.06		2.16	2.14		2.02
Ratio of expenses after expense reductions (%)	2.08	*	2.01	2.06		2.16	2.14		2.02
Ratio of net investment income (loss) (%)	(.26	)*	(.13)	.10		(.09)	(.23)		(.40)
Portfolio turnover rate (%)	15	**	47	33		59	62		60
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor which amounted to $0.003 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.003 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.02% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended November 30,
Class C	Six Months Ended 5/31/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$30.09		$31.86	$27.06		$21.07	$36.11		$37.51
Income (loss) from investment operations: Net investment income (loss)a	(.01)		(.01)	.12		.01	(.00	)***	(.08)
Net realized and unrealized gain (loss)	.83		(1.76)	4.67		5.99	(11.00)		.79
Total from investment operations	.82		(1.77)	4.79		6.00	(11.00)		.71
Less distributions from: Net investment income	(.09)		—	—		(.01)	(.07)		—
Net realized gains	(.30)		—	—		—	(3.97)		(2.11)
Total distributions	(.39)		—	—		(.01)	(4.04)		(2.11)
Increase from regulatory settlements	—		—	.01	d	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$30.52		$30.09	$31.86		$27.06	$21.07		$36.11
Total Return (%)b	2.82	**	(5.56)	17.74	d	28.45	(34.03	)c	2.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118		130	168		143	120		249
Ratio of expenses before expense reductions (%)	1.93	*	1.92	1.94		2.01	2.03		1.95
Ratio of expenses after expense reductions (%)	1.93	*	1.92	1.94		2.01	2.03		1.95
Ratio of net investment income (loss) (%)	(.06	)*	(.03)	.22		.04	(.11)		(.33)
Portfolio turnover rate (%)	15	**	47	33		59	62		60
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Includes a non-recurring payment from the Advisor which amounted to $0.004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.003 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.02% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended November 30,
Class S	Six Months Ended 5/31/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$33.25		$35.25	$29.80		$23.21	$39.39		$40.37
Income (loss) from investment operations: Net investment income (loss)a	.14		.30	.35		.24	.24		.21
Net realized and unrealized gain (loss)	.90		(1.94)	5.23		6.59	(12.05)		.94
Total from investment operations	1.04		(1.64)	5.58		6.83	(11.81)		1.15
Less distributions from: Net investment income	(.40)		(.36)	(.14)		(.24)	(.40)		(.02)
Net realized gains	(.30)		—	—		—	(3.97)		(2.11)
Total distributions	(.70)		(.36)	(.14)		(.24)	(4.37)		(2.13)
Increase from regulatory settlements	—		—	.01	c	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$33.59		$33.25	$35.25		$29.80	$23.21		$39.39
Total Return (%)	3.30	**	(4.76)	18.82	c	29.65	(33.44	)b	2.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	293		360	522		230	190		216
Ratio of expenses before expense reductions (%)	1.03	*	1.04	1.05		1.07	1.14		1.05
Ratio of expenses after expense reductions (%)	1.03	*	1.04	1.05		1.07	1.14		1.05
Ratio of net investment income (loss) (%)	.82	*	.83	1.11		.98	.78		.56
Portfolio turnover rate (%)	15	**	47	33		59	62		60
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.003 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.02% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended November 30,
Institutional Class	Six Months Ended 5/31/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$33.42		$35.50	$30.03		$23.39	$39.64		$40.58
Income (loss) from investment operations: Net investment income (loss)a	.19		.40	.43		.31	.32		.28
Net realized and unrealized gain (loss)	.88		(1.94)	5.27		6.62	(12.12)		.93
Total from investment operations	1.07		(1.54)	5.70		6.93	(11.80)		1.21
Less distributions from: Net investment income	(.47)		(.54)	(.24)		(.29)	(.48)		(.04)
Net realized gains	(.30)		—	—		—	(3.97)		(2.11)
Total distributions	(.77)		(.54)	(.24)		(.29)	(4.45)		(2.15)
Increase from regulatory settlements	—		—	.01	c	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$33.72		$33.42	$35.50		$30.03	$23.39		$39.64
Total Return (%)	3.39	**	(4.51)	19.12	c	30.01	(33.29	)b	3.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	541		578	560		405	178		123
Ratio of expenses before expense reductions (%)	.81	*	.80	.80		.80	.89		.86
Ratio of expenses after expense reductions (%)	.81	*	.80	.80		.80	.88		.86
Ratio of net investment income (loss) (%)	1.06	*	1.10	1.37		1.23	1.03		.75
Portfolio turnover rate (%)	15	**	47	33		59	62		60
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.003 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.02% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Dreman Small Cap Value Fund (the "Fund") is a diversified series of DWS Value Series, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

From November 1, 2011 through November 30, 2011, the Fund incurred approximately $11,016,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending November 30, 2012.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Purchases and Sales of Securities

During the six months ended May 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $323,829,302 and $627,243,644, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibilities to the Fund's subadvisor. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Dreman Value Management, L.L.C. ("DVM" or the "Subadvisor") serves as subadvisor with respect to the investment and reinvestment of assets of the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.750%
Next $750 million of such net assets	.720%
Next $1.5 billion of such net assets	.700%
Next $2.5 billion of such net assets	.680%
Next $2.5 billion of such net assets	.650%
Next $2.5 billion of such net assets	.640%
Next $2.5 billion of such net assets	.630%
Over $12.5 billion of such net assets	.620%

For the six months ended May 31, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.71% of the Fund's average daily net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2012
Class A	$381,189	$196,467
Class B	8,479	4,766
Class C	43,615	23,813
Class S	90,097	47,120
Institutional Class	25,437	12,344
	$548,817	$284,510

Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. The Fund paid no fee to DIMA for fund accounting and record-keeping services provided under the fund accounting agreement during the period.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended May 31, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2012
Class B	$38,815	$5,154
Class C	491,892	78,412
	$530,707	$83,566

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2012	Annualized Effective Rate
Class A	$1,396,707	$451,107	.24%
Class B	12,827	3,545	.25%
Class C	163,964	53,032	.25%
	$1,573,498	$507,684

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2012, aggregated $7,130.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended May 31, 2012, the CDSC for Class B and C shares aggregated $9,193 and $2,715, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended May 31, 2012, DIDI received $20,489 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,601, of which $3,871 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

The Fund had no outstanding loans at May 31, 2012.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended May 31, 2012		Year Ended November 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,142,941	$74,285,825	7,898,837	$283,591,194
Class B	1,270	37,920	11,309	379,663
Class C	103,392	3,275,117	330,559	11,069,943
Class S	801,355	28,019,485	3,748,727	137,955,591
Institutional Class	1,418,007	49,240,654	6,924,896	252,754,302
		$154,859,001		$685,750,693
Shares issued to shareholders in reinvestment of distributions
Class A	655,839	$20,094,902	211,112	$7,773,653
Class B	4,416	122,078	—	—
Class C	47,341	1,332,668	—	—
Class S	227,819	7,030,487	137,699	5,136,836
Institutional Class	340,937	10,555,414	172,432	6,480,099
		$39,135,549		$19,390,588
Shares redeemed
Class A	(6,125,480)	$(211,541,348)	(12,845,844)	$(458,541,287)
Class B	(159,464)	(4,981,338)	(301,935)	(9,716,714)
Class C	(602,592)	(19,191,100)	(1,269,805)	(41,154,849)
Class S	(3,129,424)	(109,964,996)	(7,868,102)	(271,132,269)
Institutional Class	(3,001,947)	(105,400,296)	(5,597,483)	(201,460,564)
		$(451,079,078)		$(982,005,683)
Redemption fees		$7,876		$21,919
Net increase (decrease)
Class A	(3,326,700)	$(117,156,574)	(4,735,895)	$(167,161,783)
Class B	(153,778)	(4,821,340)	(290,626)	(9,337,051)
Class C	(451,859)	(14,583,290)	(939,246)	(30,083,138)
Class S	(2,100,250)	(74,911,220)	(3,981,676)	(128,039,269)
Institutional Class	(1,243,003)	(45,604,228)	1,499,845	57,778,758
		$(257,076,652)		$(276,842,483)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2011 to May 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 12/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/12	$1,031.70	$1,027.40	$1,028.20	$1,033.00	$1,033.90
Expenses Paid per $1,000*	$6.15	$10.54	$9.79	$5.23	$4.12
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 12/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/12	$1,018.95	$1,014.60	$1,015.35	$1,019.85	$1,020.95
Expenses Paid per $1,000*	$6.11	$10.48	$9.72	$5.20	$4.09

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Dreman Small Cap Value Fund	1.21%	2.08%	1.93%	1.03%	.81%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Advisor
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KDSAX	KDSBX	KDSCX	KDSSX	KDSIX
CUSIP Number	23338F-820	23338F-812	23338F-796	23338F-762	23338F-754
Fund Number	088	288	388	2389	545

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DDSCVF-3
(R-027914-1 7/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2012